Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	¥ 11,411,153
Balance at ending	12,326,640	¥ 11,411,153
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	25,977,791	24,486,156
Additions	3,502,541	3,448,655
Sales or disposal	(2,945,187)	(2,689,893)
Foreign currency translation adjustments	1,421,728	535,677
Other	18,657	197,195
Balance at ending	27,975,530	25,977,791
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(14,566,638)	(13,952,141)
Depreciation	(1,727,287)	(1,562,940)
Impairment losses	(7,705)	(70)
Sales or disposal	1,355,259	1,216,226
Foreign currency translation adjustments	(656,252)	(279,408)
Other	(46,266)	11,695
Balance at ending	(15,648,890)	(14,566,638)
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,345,037	1,318,964
Additions	9,106	22,720
Sales or disposal	(8,901)	(13,005)
Reclassification from construction in progress	2,310	6,890
Foreign currency translation adjustments	15,008	13,448
Other	(769)	(3,979)
Balance at ending	1,361,791	1,345,037
Land [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(4,497)	(4,058)
Sales or disposal	30	12
Foreign currency translation adjustments	(351)	(240)
Other	(1,562)	(211)
Balance at ending	(6,379)	(4,497)
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	4,999,206	4,741,451
Additions	88,543	90,363
Sales or disposal	(57,743)	(36,586)
Reclassification from construction in progress	105,581	101,216
Foreign currency translation adjustments	138,047	57,952
Other	10,985	44,811
Balance at ending	5,284,620	4,999,206
Buildings [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(3,189,737)	(3,054,551)
Depreciation	(121,431)	(118,975)
Impairment losses	(2,527)
Sales or disposal	48,646	24,717
Foreign currency translation adjustments	(79,026)	(34,630)
Other	(31,522)	(6,299)
Balance at ending	(3,375,598)	(3,189,737)
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	12,753,951	11,979,449
Additions	481,916	414,934
Sales or disposal	(540,775)	(472,197)
Reclassification from construction in progress	630,896	485,705
Foreign currency translation adjustments	642,984	262,808
Other	13,390	83,252
Balance at ending	13,982,362	12,753,951
Machinery and equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(10,005,275)	(9,505,895)
Depreciation	(788,685)	(673,612)
Impairment losses	(5,177)
Sales or disposal	507,396	443,307
Foreign currency translation adjustments	(461,159)	(204,607)
Other	(10,054)	(64,468)
Balance at ending	(10,762,953)	(10,005,275)
Vehicles and equipment on operating leases [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	6,203,721	5,928,833
Additions	2,293,189	2,281,434
Sales or disposal	(2,334,129)	(2,163,259)
Reclassification from construction in progress	449	537
Foreign currency translation adjustments	594,933	180,976
Other	23,065	(24,799)
Balance at ending	6,781,229	6,203,721
Vehicles and equipment on operating leases [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(1,366,916)	(1,386,459)
Depreciation	(817,171)	(770,354)
Sales or disposal	799,186	748,189
Foreign currency translation adjustments	(115,693)	(39,880)
Other	(3,073)	81,587
Balance at ending	(1,503,668)	(1,366,916)
Construction in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	675,875	517,460
Additions	629,786	639,205
Sales or disposal	(3,639)	(4,846)
Reclassification from construction in progress	(739,235)	(594,347)
Foreign currency translation adjustments	30,756	20,493
Other	(28,014)	97,910
Balance at ending	565,528	675,875
Construction in progress [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(213)	(1,178)
Impairment losses		(70)
Foreign currency translation adjustments	(24)	(50)
Other	(55)	1,085
Balance at ending	¥ (292)	¥ (213)